UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2008

Check here if Amendment []; Amendment Number:

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      RIVERNORTH CAPITAL MANAGEMENT, INC.
           --------------------------------------------------------

Address:   325 N. LASALLE STREET, SUITE 645, CHICAGO, IL 60654-7030
           ---------------------------------------------------------

Form 13F File Number:
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   RICHARD T. FRANCISCO
        -------------------------
Title:  CHIEF COMPLIANCE OFFICER
        -------------------------
Phone:  312-832-0409
        -------------------------

Signature, Place, and Date of Signing:

/s/ RICHARD T. FRANCISCO                 CHICAGO, IL                  11/14/2008
-------------------------               --------------                ----------
     [Signature]                        [City, State]                   [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:           106
                                         ------------
Form 13F Information Table Value Total:       169,869
                                         ------------
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


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                                               FORM 13F INFORMATION TABLE

                                                       VALUE     SHARES/    SH/  PUT/  INVSTMT  OTHER    VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS   CUSIP    (x $1000)   PRN AMT    PRN  CALL  DSCRETN  MANAGERS SOLE SHARED NONE
-------------------------- ---------------  ---------   ------   ------     ---  ----  -------  -------- ----- ----- ----
ACM MANAGED DLR INC FD	     COM             000949107  554     116303      SH          SOLE            116303
ADVNT CLYMR GLBL CNVTBL SEC  COM BENE INTER  007639107	1169	200233	    SH		SOLE		200233
AFFILIATED MANAGERS GRP INC  COM	     008252108	507	12100	    SH		SOLE		12100
ALLIANCEBERNSTEIN NATL MUNI  COM             01864U106  191     20200       SH          SOLE            20200
ALPINE GLBL PRMR PROPERTIES  COM SBI	     02083A103	726	183913	    SH		SOLE		183913
ALPINE TL DYNAMIC DVND FD    COM SBI	     021060108	162	26200	    SH		SOLE		26200
ASA LTD	                     COM	     G3156P103	2300	45102	    SH		SOLE		45102
BLACKROCK FLA MUNI 2020      COM SHS	     09250M109	110	11080	    SH		SOLE		11080
BLACKROCK GLBL EQTY INCM TR  COM	     09255D104	806	92422	    SH		SOLE		92422
BLACKROCK INSURED MUNI       COM	     092474105	146	14353	    SH		SOLE		14353
BLACKROCK INVST QUAL MUNI T  COM             09247D105  196     22800       SH          SOLE            22800
BLACKROCK N Y MUNI BD TR     COM	     09249P106	180	17820	    SH		SOLE		17820
BLACKROCK N Y MUNI INCM TR   SH BEN INT	     09248L106	147	15395	    SH		SOLE		15395
BLACKROCK WRD INVSTMNT TR    COM SHS BN INT  09250K103	1110	126547	    SH		SOLE		126547
BOULDER GRWTH INCM FD        COM	     101507101	2936	630045	    SH		SOLE		630045
CALAMOS GLBL DYAM INCM FD    COM	     12811L107	4385	758642	    SH		SOLE		758642
CALAMOS GLBL TL RTN FD	     COM SH BEN INT  128118106	1425	150000	    SH		SOLE		150000
CALAMOS STRATEGIC TL RTN FD  COM SH BEN INT  128125101	6044	966969	    SH		SOLE		966969
CASTLE CONVERTIBLE FD INC    COM	     148443104	496	34445	    SH	        SOLE		34445
CENTRAL EUROPE RUSSIA FD     COM             153436100  959     58360       SH          SOLE            58360
CHINA FD                     COM             169373107  1696    102559      SH          SOLE            102559
CLOUGH GLOBAL EQUITY FD      COM             18914C100  2240    235284      SH          SOLE            235284
CLOUGH GLBL OPP FD	     SH BEN INT	     18914E106	9396	1038201	    SH		SOLE		1038201
COHEN STEERS CLSDEND OPP FD  COM	     19248P106	2345	256032	    SH		SOLE		256032
COHEN STEERS GLBL INCM BLD   COM             19248M103  2383    303210      SH          SOLE            303210
COHEN STEERS PREM INCM RLTY  COM             19247V104  773     216497      SH          SOLE            216497
COHEN STEERS QUAL INCM RLTY  COM             19247L106  476     125292      SH          SOLE            125292
CORNERSTONE STRTGC VALUE FD  COM	     21924B104	316    	41499	    SH		SOLE		41499
DEFINED STRATEGY FUND 	     COM	     24476Y100	1020	104161	    SH		SOLE		104161
DIAMOND HILL FINCL TRNDS FD  COM	     25264C101	542	85308	    SH		SOLE		85308
DNP SELECT INCM FD           COM             23325P104  1202    195512      SH          SOLE            195512
DREMAN CLYMR DIV INCM FD     COM	     26153R100	811	429058	    SH		SOLE		429058
DREYFUS HI YLD STRATEGIES    SH BEN INT      26200S101  1291    578737      SH          SOLE            578737
DREYFUS STRATEGIC MUNIS      COM             261932197  142     25120       SH          SOLE            25120
DWS DREMAN VALU INCM EDGE    COM             23339M105  972     241700      SH          SOLE            241700
DWS GLBL COMMODITIES STK FD  COM	     23338Y100	1462  	267777	    SH		SOLE		267777
DWS RREEF REAL ESTATE FD     COM             233384106  34      17571       SH          SOLE            17571
EATON VANCE INS CA MUNI BD   COM             27828A100  114     14200       SH          SOLE            14200
EATON VANCE NTNL MUNI INCM   SH BEN INT	     27829D103	91	12100	    SH		SOLE		12100
EATON VANCE TAX ADVTD DIV    COM	     27828G107	1049	90061	    SH		SOLE		90061
EATON VANCE TAX ADV GLBL DIV COM	     27828S101	756	71231	    SH		SOLE		71231
EATON VANCE TAX MGD GLBL DIV COM	     27829F108	6424	652195	    SH		SOLE		652195
EATON VANCE TX ADV GLB DIVOP COM	     27829U106	468	32987	    SH		SOLE		32987
EVERGREEN INCM ADV FD	     COM SHS	     30023Y105	1695	307563	    SH		SOLE		307563
FIRST TR SPCL FIN FNCL OP FD COM BEN INT     33733G109  91      23077       SH          SOLE            23077
FT FR CRN SR FLTG RT IN F II COM	     33733U108	4853	693229	    SH		SOLE		693229
GABELLI DIV INCM TR          COM             36242H104  1715    166474      SH          SOLE            166474
GABELLI EQUITY TR            COM             362397101  210     56698       SH          SOLE            56698
GABELLI GLOBAL DEAL FD       COM SH BEN INT  36245G103  4056    308653      SH          SOLE            308653
GABELLI UTILITY TR           COM             36240A101  96      16295       SH          SOLE            16295
HELIOS TOTAL RETURN FD       COM             449145101  1684    347185      SH          SOLE            347185
HIGHLAND CRDT STRATEGIES FD  COM	     43005Q107	3370	591192	    SH	        SOLE		591192
HIGHLAND DISTRESSED OPP INC  COM	     430067108	2704	1257903	    SH		SOLE		1257903
ING CLARION GBL RE EST INC   COM             44982G104  682     171293      SH		SOLE            171293
ING GLBL EQTY DIV PRM OPP F  COM	     45684E107	2164	222410	    SH		SOLE		222410
INSURED MUNI INCOME FUND     COM	     45809F104	925	91627	    SH		SOLE		91627
ISHARES TR                   MSCI EMERG MKT  464287234  4990    199839      SH		SOLE            199839
ISHARES TR                   S&P NATL MUN B  464288414  756     7598        SH		SOLE            7598
ISHARES TR		     RUSSELL1000GRW  464287614	1500	40482	    SH	        SOLE		40482
JOHN HANCOCK PAT PRM DV F II COM SH BEN INT  41013T105	2078	292322	    SH	        SOLE            292322
LEGG MASON INC	             COM	     524901105	257	11736	    SH	        SOLE		11736
LIBERTY ALL STAR EQTY FUND   SH BEN INT	     530158104	2533	723808	    SH	        SOLE		723808
LMP CAPITAL INCM FD          COM             50208A102  4094    529631      SH	        SOLE            529631
MBIA CPTL CLYMR MNGD DRTN IN COM	     55266X100	123	14439	    SH		SOLE		14439
MFS INTERMEDIATE INCOME TR   SH BEN INT	     55273C107	2025	323940	    SH		SOLE		323940
MFS INVEST GRADE MUNI TR     SH BEN INT      59318B108  132     21250       SH		SOLE            21250
MFS MUNICIPAL INCM TR        SH BEN INT      552738106  283     70035       SH		SOLE            70035
MORGAN STANLEY CHINA A FD    COM             617468103  1240    60640       SH		SOLE            60640
MORGAN STANLEY EMRG MKT DOM  COM             617477104  393     37482       SH          SOLE            37482
MORGAN STANLEY               MUN INCM OPPTN  61745P452  186     40295       SH          SOLE            40295
NASDAQ PREM INCM GRW FD      COM             63110R105  172     18534       SH          SOLE            18534
NEUBERGER BERMAN RL EST SEC  COM	     64190A103	48	26569	    SH		SOLE		26569
NICHOLAS APPLEGT CN IN FD II COM	     65370G109	6810	1583657	    SH		SOLE		1583657
NICHOLAS APPLEGT CNVR INCM F COM	     65370F101	8269	1782192	    SH		SOLE		1782192
NICHOLAS APPLEGT GLBL EQ CNV COM             65370L108  415     40256       SH		SOLE            40256
NUVEEN FLTG RT INCM OPP FD   COM SHS	     6706EN100	2346	437689	    SH		SOLE		437689
NUVEEN GLOBAL VALUE OPP FD   COM	     6706EH103	1256	105614	    SH		SOLE		105614
NUVEEN INVT QUALITY MUN FD   COM             67062E103  138     13350       SH          SOLE            13350
NUVEEN MLT STRT INCM GRW FD  COM	     67073B106	1449	314988      SH	        SOLE		314988
NUVEEN MLT STRT INCM GR FD2  COM SHS	     67073D102	2798	574560	    SH	        SOLE		574560
NUVEEN QUALITY PFD INCOM FD  COM             67071S101  222     45603       SH	        SOLE            45603
NUVEEN TAX ADV DIVI GRW FD   COM	     67073G105	798	91903	    SH		SOLE		91903
PIMCO CALIF MUN INCM FD III  COM	     72201C109	99	16100	    SH		SOLE		16100
PIMCO CA MUNICIPAL INCM FD   COM             72200N106  122     14119       SH		SOLE		14119
PIMCO FLTING RT STRATEGY FD  COM	     72201J104	495	80408	    SH		SOLE		80408
PIMCO HIGH INCOME FD         COM SHS         722014107  1760	318212	    SH		SOLE		318212
PIMCO MUNI ADVANTAGE FD INC  COM	     722015104	154	18510	    SH		SOLE		18510
PIMCO MUNI INCOME FD III     COM             72201A103  191	29638	    SH		SOLE		29638
PIMCO MUNICIPAL INCM FD II   COM             72200W106  143	21204	    SH		SOLE		21204
PIONEER FLTNG RATE TRUST     COM	     72369J102	1325	188512	    SH		SOLE		188512
POWERSHARES ETF TRUST	     FTSE RAFI 1000  73935X583	372	10913	    SH		SOLE		10913
POWERSHARES ETF TRUST	     PRVT EQTY PORT  73935X195	659	91900	    SH		SOLE		91900
PROSHARES TR                 PSHS ULSHTSP500 74347R883  468	6600	    SH		SOLE		6600
PROSHARES TR                 PSHS ULSHRT UTL 74347R560  296	6800	    SH		SOLE		6800
ROYCE FOCUS TR               COM             78080N108  144	31310	    SH		SOLE		31310
ROYCE VALUE TRUST            COM             780910105  1118    133254 	    SH		SOLE		133254
RYDEX ETF TRUST	             TOP 50 ETF	     78355W205	1721	24118	    SH		SOLE		24118
SELIGMAN SELECT MUNI FD INC  COM	     816344105	772	84405	    SH		SOLE		84405
SPDR TR	                     UNIT SER 1	     78462F103	8828	97830	    SH		SOLE		97830
SUNAMERICA FCSD ALPHA GRW F  COM	     867037103	2274	238082      SH		SOLE		238082
TCW STRATEGIC INCOME FD      COM	     872340104	3483	1134656	    SH		SOLE		1134656
TEMPLETON DRAGON FUND INC    COM             88018T101	627	36331	    SH		SOLE		36331
TORTOISE ENERGY INFRSTRCTR C COM             89147L100	549	32377	    SH		SOLE		32377
TRI-CONTINENTAL CORP	     COM	     895436103	4827	489537	    SH	 	SOLE		489537
VAN KAMPEN SELECT SECTOR MUN COM	     92112M103	129	17801	    SH		SOLE		17801
VAN KAMPEN DYN CREDIT OPP    COM	     921166104	9202	1297944	    SH		SOLE		1297944